Intangible Assets (Details)	12 Months Ended
Apr. 30, 2023 USD ($)
Intangible Assets (Details) [Line Items]
Amortized acquisition	$ 194,000
Trademarks [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	10,778
Intangible Assets, Amortization Period [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,930
Intangible Assets Amortization Period One [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,930
Intangible Assets Amortization Period Two [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,930
Intangible Assets Amortization Period Three [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,930
Intangible Assets Amortization Period Four [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	$ 12,930